Financing Activities (Details) - USD ($)		1 Months Ended		12 Months Ended
		Feb. 20, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares of Company
Beginning Balance, Shares			514,373,631	513,450,036	512,210,644	512,048,520
Issued				923,595	1,239,392	162,124
Ending Balance, Shares				514,373,631	513,450,036	512,210,644
Treasury Stock, Shares, Beginning Balance			20,204,160	20,204,160	20,205,046	20,336,592
Partners' Capital Account, Units, Treasury Units Reissued					(886)	(131,546)
Treasury Stock, Shares, Ending Balance				20,204,160	20,204,160	20,205,046
Long-term Debt
Senior Unsecured Notes				$ 21,180,700,000	$ 18,903,300,000
Pollution Control Bonds				1,998,800,000	1,643,800,000
Notes Payable				234,300,000	204,700,000
Securitization Bonds				1,025,100,000	1,111,400,000
Spent Nuclear Fuel Obligation				279,800,000	273,600,000
Junior Subordinated Notes				787,800,000	0
Other Long-term Debt				1,219,000,000.0	1,209,900,000
Total Long-term Debt Outstanding				26,725,500,000	23,346,700,000
Outstanding Long-term Debt
Principal Amount, 2020				1,598,700,000
Principal Amount, 2021				2,022,700,000
Principal Amount, 2022				3,014,600,000
Principal Amount, 2023				739,900,000
Principal Amount, 2024				706,500,000
Principal Amount, After 2024				18,863,100,000
Principal Amount, Total				26,945,500,000
Unamortized Discount, Net and Debt Issuance Costs				(220,000,000.0)
Total Long-term Debt Outstanding				26,725,500,000	23,346,700,000
Short-term Debt
Securitized Debt for Receivables				710,000,000.0	750,000,000.0
Commercial Paper				2,110,000,000.0	1,160,000,000.0
Notes Payable				18,300,000	0
Total Short-term Debt				$ 2,838,300,000	$ 1,910,000,000.0
Securitized Debt for Receivables				2.42%	2.16%
Comparative Accounts Receivable Information
Effective Interest Rates on Securitization of Accounts Receivable				2.42%	2.16%	1.22%
Net Uncollectible Accounts Receivable Written Off				$ 26,600,000	$ 27,600,000	$ 23,400,000
Customer Accounts Receivable Managed Portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts				841,800,000	972,500,000
Total Principal Outstanding				710,000,000.0	750,000,000.0
Delinquent Securitized Accounts Receivable				39,600,000	50,300,000
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable				32,100,000	27,500,000
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable				266,800,000	281,400,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				15,561,400,000	16,195,700,000	15,424,900,000
Financing Activities (Textuals)
Reaquired Pollution Control Bonds Held by Trustees				35,000,000
Repayments of Long-term Debt				1,220,800,000	2,782,000,000.0	3,087,900,000
Proceeds from Issuance of Long-term Debt				$ 4,536,600,000	4,945,700,000	3,854,100,000
Equity Units Issued				16,100,000
Per Unit Conversion for Equity Units				$ 50
Net Equity Units Issuance Proceeds				785,000,000
Principal Amounts of Junior Subordinated Debt				$ 1,000
Forward Equity Purchase Contract Date				2024
Equity Units Annual Distribution Rate				6.125%
Forward Equity Contract Payment Rate				2.725%
Stockholders' Equity, Other				$ (7,600,000)	23,100,000	55,800,000
Maximum Shares Issued Under Equity Units Conversion				9,701,860
Maximum Percentage Debt to Capitalization				67.50%
Restricted Net Assets				$ 13,200,000,000
Dividend Restrictions				1,741,400,000
Retained Earnings Available to Pay Dividends				7,200,000,000
Dividends Paid on Common Stock				(1,350,000,000.0)	$ (1,255,500,000)	(1,191,900,000)
Credit Facilities, Total				$ 4,000,000,000
Weighted Average Interest Rate of Commercial Paper Outstanding During Year				2.51%
Maximum Amount of Commercial Paper Outstanding				$ 2,200,000,000
Total Commitment From Bank Conduits To Finance Receivables				$ 750,000,000
Minimum [Member]
Financing Activities (Textuals)
AEP Share Price for Equity Unit Conversion				$ 82.98
Shares Per Equity Unit				0.5021
Maximum [Member]
Financing Activities (Textuals)
AEP Share Price for Equity Unit Conversion				$ 99.58
Shares Per Equity Unit				0.6026
Commercial Paper [Member]
Short-term Debt
Debt, Weighted Average Interest Rate				2.10%	2.96%
Loans Payable [Member]
Short-term Debt
Debt, Weighted Average Interest Rate				3.29%	0.00%
AEP Texas Inc. [Member]
Long-term Debt
Senior Unsecured Notes				$ 3,090,900,000	$ 2,398,400,000
Pollution Control Bonds				490,300,000	490,900,000
Securitization Bonds				776,800,000	791,200,000
Other Long-term Debt				200,400,000	200,800,000
Total Long-term Debt Outstanding				4,558,400,000	3,881,300,000
Outstanding Long-term Debt
Principal Amount, 2020				392,100,000
Principal Amount, 2021				88,700,000
Principal Amount, 2022				716,000,000.0
Principal Amount, 2023				218,500,000
Principal Amount, 2024				96,000,000.0
Principal Amount, After 2024				3,081,400,000
Principal Amount, Total				4,592,700,000
Unamortized Discount, Net and Debt Issuance Costs				(34,300,000)
Total Long-term Debt Outstanding				4,558,400,000	3,881,300,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				1,551,600,000	1,493,000,000.0
Financing Activities (Textuals)
Repayments of Long-term Debt				401,800,000	266,100,000	323,100,000
Proceeds from Issuance of Long-term Debt				$ 1,070,400,000	494,000,000.0	$ 749,600,000
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 385,000,000.0
AEP Texas Inc. [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				390,700,000	390,600,000
Maximum Loans to Money Pool				213,100,000	106,900,000
Average Borrowings from Money Pool				239,300,000	176,000,000.0
Average Loans to Money Pool				194,400,000	47,100,000
Net Loans (Borrowings) to/from Money Pool				199,700,000	(216,000,000.0)
Authorized Short Term Borrowing Limit				$ 500,000,000.0	$ 500,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				3.43%	2.97%	1.85%
Minimum Interest Rate				1.77%	1.81%	0.92%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.63%	2.26%	1.29%
Average Interest Rate For Funds Loaned				2.03%	2.29%	1.26%
AEP Texas Inc. [Member] | Nonutility [Member]
Maximum Interest Rate For Funds Loaned				3.02%	2.97%	1.85%
Minimum Interest Rate for Funds Loaned				1.91%	1.83%	0.00%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Loans to Money Pool				$ 8,000,000.0	$ 8,400,000
Average Loans to Money Pool				7,700,000	8,100,000
Net Loans (Borrowings) to/from Money Pool				$ 7,500,000	$ 8,000,000.0
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Loaned				2.56%	2.36%	1.32%
AEP Transmission Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 3,427,300,000	$ 2,823,000,000.0
Total Long-term Debt Outstanding				3,427,300,000	2,823,000,000.0
Outstanding Long-term Debt
Principal Amount, 2020				0
Principal Amount, 2021				50,000,000.0
Principal Amount, 2022				104,000,000.0
Principal Amount, 2023				60,000,000.0
Principal Amount, 2024				95,000,000.0
Principal Amount, After 2024				3,156,000,000.0
Principal Amount, Total				3,465,000,000.0
Unamortized Discount, Net and Debt Issuance Costs				(37,700,000)
Total Long-term Debt Outstanding				3,427,300,000	2,823,000,000.0
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				1,042,100,000	832,000,000.0
Financing Activities (Textuals)
Repayments of Long-term Debt				85,000,000.0	50,000,000.0	$ 0
Proceeds from Issuance of Long-term Debt				688,000,000.0	321,000,000.0	$ 617,600,000
Sub-Limit of Secured Debt				$ 50,000,000
Maximum Percentage of Consolidated Tangible Net Assets				10.00%
Tangible Capital to Tangible Assets				1.60%
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 0
AEP Transmission Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				374,900,000	371,300,000
Maximum Loans to Money Pool				244,400,000	276,400,000
Average Borrowings from Money Pool				152,000,000.0	177,900,000
Average Loans to Money Pool				52,800,000	58,400,000
Net Loans (Borrowings) to/from Money Pool				(119,000,000.0)	35,800,000
Authorized Short Term Borrowing Limit				$ 795,000,000.0	$ 795,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				3.43%	2.97%	1.85%
Minimum Interest Rate				1.77%	1.81%	0.92%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.64%	2.27%	1.36%
Average Interest Rate For Funds Loaned				2.41%	2.10%	1.27%
AEP Transmission Co [Member] | Direct Borrowing [Member]
Maximum Interest Rate for Funds Borrowed				3.02%	2.97%	1.85%
Minimum Interest Rate For Funds Borrowed				1.91%	1.76%	0.92%
Maximum Interest Rate For Funds Loaned				3.02%	2.97%	1.85%
Minimum Interest Rate for Funds Loaned				1.91%	1.76%	0.92%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				$ 1,300,000	$ 1,200,000
Maximum Loans to Money Pool				153,500,000	104,700,000
Average Borrowings from Money Pool				1,300,000	1,100,000
Average Loans to Money Pool				68,000,000.0	49,800,000
Borrowings from Parent				1,300,000	1,200,000
Loans to Parent				68,700,000	16,900,000
Authorized Short Term Borrowing Limit				$ 75,000,000.0	$ 75,000,000.0
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.55%	2.36%	1.33%
Average Interest Rate For Funds Loaned				2.51%	2.36%	1.36%
Appalachian Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 3,442,700,000	$ 3,047,300,000
Pollution Control Bonds				546,100,000	616,000,000.0
Securitization Bonds				248,300,000	272,300,000
Other Long-term Debt				126,700,000	127,000,000.0
Total Long-term Debt Outstanding				4,363,800,000	4,062,600,000
Outstanding Long-term Debt
Principal Amount, 2020				215,600,000
Principal Amount, 2021				393,000,000.0
Principal Amount, 2022				355,400,000
Principal Amount, 2023				26,600,000
Principal Amount, 2024				113,500,000
Principal Amount, After 2024				3,296,900,000
Principal Amount, Total				4,401,000,000.0
Unamortized Discount, Net and Debt Issuance Costs				(37,200,000)
Total Long-term Debt Outstanding				4,363,800,000	4,062,600,000
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				120,900,000	133,300,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				2,911,100,000	2,993,200,000
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,310,300,000	1,421,000,000.0	$ 1,372,800,000
Financing Activities (Textuals)
Repayments of Long-term Debt				180,500,000	124,000,000.0	377,900,000
Proceeds from Issuance of Long-term Debt				$ 478,200,000	203,200,000	$ 320,900,000
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 26,300,000
Appalachian Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				270,000,000.0	295,500,000
Maximum Loans to Money Pool				232,200,000	23,700,000
Average Borrowings from Money Pool				115,900,000	175,300,000
Average Loans to Money Pool				51,900,000	23,300,000
Net Loans (Borrowings) to/from Money Pool				(214,600,000)	(182,600,000)
Authorized Short Term Borrowing Limit				$ 500,000,000.0	$ 600,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				3.43%	2.97%	1.85%
Minimum Interest Rate				1.77%	1.81%	0.92%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.45%	2.26%	1.28%
Average Interest Rate For Funds Loaned				2.66%	2.21%	1.29%
Indiana Michigan Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,150,700,000	$ 2,149,000,000.0
Pollution Control Bonds				240,000,000.0	264,500,000
Notes Payable				168,700,000	135,800,000
Spent Nuclear Fuel Obligation				279,800,000	273,600,000
Other Long-term Debt				211,000,000.0	212,500,000
Total Long-term Debt Outstanding				3,050,200,000	3,035,400,000
Outstanding Long-term Debt
Principal Amount, 2020				139,700,000
Principal Amount, 2021				291,500,000
Principal Amount, 2022				26,800,000
Principal Amount, 2023				259,200,000
Principal Amount, 2024				4,200,000
Principal Amount, After 2024				2,355,300,000
Principal Amount, Total				3,076,700,000
Unamortized Discount, Net and Debt Issuance Costs				(26,500,000)
Total Long-term Debt Outstanding				3,050,200,000	3,035,400,000
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				141,800,000	152,900,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				2,308,100,000	2,381,000,000.0
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,824,200,000	1,843,000,000.0	$ 1,612,900,000
Financing Activities (Textuals)
Repayments of Long-term Debt				117,100,000	884,900,000	260,700,000
Proceeds from Issuance of Long-term Debt				$ 123,300,000	1,168,100,000	$ 530,100,000
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 524,500,000
Indiana Michigan Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				158,800,000	322,100,000
Maximum Loans to Money Pool				66,000,000.0	657,800,000
Average Borrowings from Money Pool				71,500,000	255,500,000
Average Loans to Money Pool				16,200,000	110,700,000
Net Loans (Borrowings) to/from Money Pool				(101,200,000)	11,600,000
Authorized Short Term Borrowing Limit				$ 500,000,000.0	$ 500,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				3.43%	2.97%	1.85%
Minimum Interest Rate				1.77%	1.81%	0.92%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.34%	2.16%	1.27%
Average Interest Rate For Funds Loaned				2.60%	2.08%	1.29%
Ohio Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,081,000,000.0	$ 1,635,500,000
Pollution Control Bonds				0	32,300,000
Securitization Bonds				0	47,800,000
Other Long-term Debt				1,000,000.0	1,000,000.0
Total Long-term Debt Outstanding				2,082,000,000.0	1,716,600,000
Outstanding Long-term Debt
Principal Amount, 2020				100,000
Principal Amount, 2021				500,100,000
Principal Amount, 2022				100,000
Principal Amount, 2023				100,000
Principal Amount, 2024				100,000
Principal Amount, After 2024				1,600,500,000
Principal Amount, Total				2,101,000,000.0
Unamortized Discount, Net and Debt Issuance Costs				(19,000,000.0)
Total Long-term Debt Outstanding				2,082,000,000.0	1,716,600,000
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				330,300,000	395,200,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				2,748,800,000	3,079,900,000
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				2,293,600,000	2,674,500,000	$ 2,339,000,000.0
Financing Activities (Textuals)
Reaquired Pollution Control Bonds Held by Trustees				35,000,000
Repayments of Long-term Debt				80,300,000	397,100,000	46,400,000
Proceeds from Issuance of Long-term Debt				444,300,000	392,800,000	$ 0
Dividend Restrictions				0
Ohio Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				291,200,000	270,800,000
Maximum Loans to Money Pool				178,600,000	225,000,000.0
Average Borrowings from Money Pool				129,200,000	167,800,000
Average Loans to Money Pool				50,100,000	189,400,000
Net Loans (Borrowings) to/from Money Pool				(131,000,000.0)	(114,100,000)
Authorized Short Term Borrowing Limit				$ 500,000,000.0	$ 500,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				3.43%	2.97%	1.85%
Minimum Interest Rate				1.77%	1.81%	0.92%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.67%	2.18%	1.37%
Average Interest Rate For Funds Loaned				2.68%	2.47%	0.98%
Public Service Co Of Oklahoma [Member]
Shares of Company
Beginning Balance, Shares			10,482,000	10,482,000
Ending Balance, Shares				10,482,000	10,482,000
Long-term Debt
Senior Unsecured Notes				$ 1,245,600,000	$ 1,144,900,000
Pollution Control Bonds				12,700,000	12,600,000
Other Long-term Debt				127,900,000	129,500,000
Total Long-term Debt Outstanding				1,386,200,000	1,287,000,000.0
Outstanding Long-term Debt
Principal Amount, 2020				13,200,000
Principal Amount, 2021				250,500,000
Principal Amount, 2022				125,500,000
Principal Amount, 2023				600,000
Principal Amount, 2024				600,000
Principal Amount, After 2024				1,001,400,000
Principal Amount, Total				1,391,800,000
Unamortized Discount, Net and Debt Issuance Costs				(5,600,000)
Total Long-term Debt Outstanding				1,386,200,000	1,287,000,000.0
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				101,100,000	109,700,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				1,512,800,000	1,536,400,000
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,442,500,000	1,484,600,000	$ 1,337,000,000.0
Financing Activities (Textuals)
Repayments of Long-term Debt				250,500,000	500,000	500,000
Proceeds from Issuance of Long-term Debt				$ 349,500,000	0	$ 0
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 153,000,000.0
Public Service Co Of Oklahoma [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				140,500,000	193,700,000
Maximum Loans to Money Pool				215,600,000	31,800,000
Average Borrowings from Money Pool				63,900,000	104,500,000
Average Loans to Money Pool				98,300,000	12,900,000
Net Loans (Borrowings) to/from Money Pool				38,800,000	(105,500,000)
Authorized Short Term Borrowing Limit				$ 300,000,000.0	$ 300,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				3.43%	2.97%	1.85%
Minimum Interest Rate				1.77%	1.81%	0.92%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.85%	2.27%	1.32%
Average Interest Rate For Funds Loaned				2.27%	1.98%	0.00%
Southwestern Electric Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,428,900,000	$ 2,427,000,000.0
Pollution Control Bonds				0	53,500,000
Notes Payable				65,600,000	68,900,000
Other Long-term Debt				161,100,000	164,000,000.0
Total Long-term Debt Outstanding				2,655,600,000	2,713,400,000
Outstanding Long-term Debt
Principal Amount, 2020				121,200,000
Principal Amount, 2021				6,200,000
Principal Amount, 2022				281,200,000
Principal Amount, 2023				6,200,000
Principal Amount, 2024				31,200,000
Principal Amount, After 2024				2,231,700,000
Principal Amount, Total				2,677,700,000
Unamortized Discount, Net and Debt Issuance Costs				(22,100,000)
Total Long-term Debt Outstanding				2,655,600,000	2,713,400,000
Short-term Debt
Notes Payable				18,300,000	0
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				125,200,000	150,300,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				1,799,200,000	1,817,000,000.0
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,618,500,000	1,736,100,000	$ 1,563,400,000
Financing Activities (Textuals)
Repayments of Long-term Debt				59,700,000	794,500,000	353,700,000
Proceeds from Issuance of Long-term Debt				$ 0	1,065,700,000	114,600,000
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 534,500,000
Dividends Paid on Common Stock				(3,300,000)	(4,300,000)	$ (13,600,000)
Southwestern Electric Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				105,100,000	200,100,000
Maximum Loans to Money Pool				81,400,000	533,700,000
Average Borrowings from Money Pool				53,300,000	143,200,000
Average Loans to Money Pool				13,600,000	268,100,000
Net Loans (Borrowings) to/from Money Pool				(59,900,000)	81,400,000
Authorized Short Term Borrowing Limit				$ 350,000,000.0	$ 350,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate				3.43%	2.97%	1.85%
Minimum Interest Rate				1.77%	1.81%	0.92%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				2.72%	2.31%	1.28%
Average Interest Rate For Funds Loaned				2.22%	2.00%	0.98%
Southwestern Electric Power Co [Member] | Nonutility [Member]
Maximum Interest Rate For Funds Loaned				3.02%	2.97%	1.85%
Minimum Interest Rate for Funds Loaned				1.91%	1.83%	0.00%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Loans to Money Pool				$ 2,100,000	$ 2,000,000.0
Average Loans to Money Pool				2,000,000.0	2,000,000.0
Net Loans (Borrowings) to/from Money Pool				$ 2,100,000	$ 2,000,000.0
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Loaned				2.55%	2.36%	1.32%
Southwestern Electric Power Co [Member] | Loans Payable [Member]
Short-term Debt
Debt, Weighted Average Interest Rate				3.29%	0.00%
Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2050
Weighted Average Interest Rate				4.29%
Senior Notes [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.15%	2.15%
Senior Notes [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				8.13%	8.13%
Senior Notes [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2050
Weighted Average Interest Rate				4.01%
Senior Notes [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.40%	2.40%
Senior Notes [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.76%	6.76%
Senior Notes [Member] | AEP Transmission Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2049
Weighted Average Interest Rate				3.86%
Senior Notes [Member] | AEP Transmission Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.10%	2.68%
Senior Notes [Member] | AEP Transmission Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.52%	5.52%
Senior Notes [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2021
Maturity Date High				2049
Weighted Average Interest Rate				5.12%
Senior Notes [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.30%	3.30%
Senior Notes [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				7.00%	7.00%
Senior Notes [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2023
Maturity Date High				2048
Weighted Average Interest Rate				4.38%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.20%	3.20%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.05%	6.05%
Senior Notes [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2021
Maturity Date High				2049
Weighted Average Interest Rate				5.20%
Senior Notes [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.00%	4.15%
Senior Notes [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.60%	6.60%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2049
Weighted Average Interest Rate				4.55%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.05%	3.05%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.625%	6.625%
Senior Notes [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2022
Maturity Date High				2048
Weighted Average Interest Rate				4.04%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.75%	2.75%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.20%	6.20%
Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[1]			2019
Maturity Date High	[1]			2038
Weighted Average Interest Rate				2.75%
Pollution Control Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.35%	1.60%
Pollution Control Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.38%	6.30%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2020
Maturity Date High				2030
Weighted Average Interest Rate				3.63%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.75%	1.75%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.55%	6.30%
Pollution Control Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[1]			2019
Maturity Date High	[1]			2038
Weighted Average Interest Rate				2.64%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.67%	1.70%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.38%	5.38%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[1]			2019
Maturity Date High	[1]			2025
Weighted Average Interest Rate				2.55%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.79%	1.81%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.05%	3.05%
Pollution Control Bonds [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2038
Maturity Date High				2038
Pollution Control Bonds [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					5.80%
Pollution Control Bonds [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					5.80%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2020
Maturity Date High				2020
Weighted Average Interest Rate				4.45%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.45%	4.45%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.45%	4.45%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2019
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					1.60%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					1.60%
Notes Payable, Other Payables [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2032
Weighted Average Interest Rate				3.27%
Notes Payable, Other Payables [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.42%	3.20%
Notes Payable, Other Payables [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.37%	6.37%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2024
Weighted Average Interest Rate				2.49%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.42%	3.20%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.80%	3.38%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt		$ 5,000,000	$ 8,000,000
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2024
Maturity Date High				2032
Weighted Average Interest Rate				5.26%
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.58%	4.58%
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.37%	6.37%
Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[2]			2019
Maturity Date High	[2]			2029
Weighted Average Interest Rate				3.23%
Securitization Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.98%	1.98%
Securitization Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.31%	5.31%
Securitization Bonds [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[2]			2020
Maturity Date High	[2]			2029
Weighted Average Interest Rate				3.25%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.98%	1.98%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.31%	5.31%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt		3,000,000	111,000,000
Securitization Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[2]			2023
Maturity Date High	[2]			2028
Weighted Average Interest Rate				3.17%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.008%	2.008%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.772%	3.772%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt		$ 12,000,000
Securitization Bonds [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[2]			2019
Maturity Date High	[2]			2019
Securitization Bonds [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.049%
Securitization Bonds [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.049%
Junior Subordinated Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2022
Maturity Date High				2022
Weighted Average Interest Rate				3.40%
Financing Activities (Textuals)
Proceeds from Issuance of Debt				$ 805,000,000
Junior Subordinated Notes [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.40%
Junior Subordinated Notes [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.40%
Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2059
Weighted Average Interest Rate				3.03%
Other Long Term Debt [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				13.718%	13.718%
Other Long Term Debt [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2059
Weighted Average Interest Rate				3.06%
Other Long Term Debt [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.05%	3.94%
Other Long Term Debt [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.50%	4.50%
Other Long Term Debt [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2026
Weighted Average Interest Rate				3.14%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.97%	3.74%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				13.718%	13.718%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2021
Maturity Date High				2025
Weighted Average Interest Rate				3.09%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.93%	3.66%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.00%	6.00%
Other Long Term Debt [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2028
Maturity Date High				2028
Weighted Average Interest Rate				1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2027
Weighted Average Interest Rate				3.19%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.00%	3.00%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.20%	3.72%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2020
Maturity Date High				2035
Weighted Average Interest Rate				3.55%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.08%	3.75%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.68%	4.68%
Other Long Term Debt [Member] | Transource Energy [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Proceeds from Issuance of Long-term Debt			$ 4,000,000
Due Date			2023
Servicing Contracts [Member] | Appalachian Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				$ 7,400,000	$ 7,000,000.0	$ 5,600,000
Servicing Contracts [Member] | Indiana Michigan Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				11,100,000	9,200,000	6,700,000
Servicing Contracts [Member] | Ohio Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				27,100,000	26,300,000	21,700,000
Servicing Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				7,800,000	7,900,000	7,000,000.0
Servicing Contracts [Member] | Southwestern Electric Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers				10,200,000	8,900,000	7,200,000
Retained Earnings [Member]
Financing Activities (Textuals)
Stockholders' Equity, Other				62,000,000
Dividends Paid on Common Stock				$ (1,300,000,000)	$ (1,300,000,000)	$ (1,200,000,000)

[1]
Certain Pollution Control Bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

[2]
Dates represent the scheduled final payment dates for the securitization bonds. The legal maturity date is one to two years later. These bonds have been classified for maturity and repayment purposes based on the scheduled final payment date.